Schedule of Convertible Loan Outstanding Interest Payable (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 09, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Accretion expense				$ 118,388				$ 359,267
Loss on loan extinguishment	$ 23,376			(875,861)		$ (56,146)	(56,146)	(1,056,296)
Convertible Loan Payable [Member]
Short-Term Debt [Line Items]
Balance, June 30, 2020				1,600,000				1,744,327
Accretion expense								146,266
Loss on loan extinguishment								9,407
Partial extinguishment								(300,000)
Loan extinguishment				(1,600,000)
Balance, December 31, 2020								$ 1,600,000